Segment Financial Information - Schedule of Income by Product (Detail) $ in Thousands, $ in Thousands	12 Months Ended
	Dec. 31, 2021 USD ($)	Dec. 31, 2021 MXN ($)	Dec. 31, 2020 MXN ($)	Dec. 31, 2019 MXN ($)
Disclosure of operating segments [line items]
Total domestic sales	$ 37,025,508	$ 762,114,551	$ 503,712,031	$ 807,020,214
Total export sales	$ 35,394,410	728,540,828	445,234,329	585,842,291
Operating segments [member]
Disclosure of operating segments [line items]
Total domestic sales		762,114,551	503,712,031	807,020,214
Total export sales		728,540,828	445,234,329	585,842,291
Operating segments [member] | Refined Petroleum Products and Derivatives [member]
Disclosure of operating segments [line items]
Total domestic sales		622,091,842	409,240,569	725,759,040
Total export sales		172,389,717	107,391,773	118,495,443
Operating segments [member] | Gas [member]
Disclosure of operating segments [line items]
Total domestic sales		113,103,547	79,176,837	66,303,063
Total export sales		76,144,006	32,192,334	53,353,075
Operating segments [member] | Petrochemical Products [member]
Disclosure of operating segments [line items]
Total domestic sales		26,919,162	15,294,625	14,958,111
Total export sales		11,787,141	4,451,108	5,222,381
Operating segments [member] | Crude oil [member]
Disclosure of operating segments [line items]
Total export sales		$ 468,219,964	$ 301,199,114	$ 408,771,392